Summary of Significant Accounting Policies (Details 5) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Changes in the fair value of preferred warrant liability
Changes in estimated fair value	$ 11,181	$ (941,356)	$ 109,522	$ (1,249,849)	$ 241,478	$ 44,576
Transfers between levels within the fair value hierarchy					0	0
Warrants
Changes in the fair value of preferred warrant liability
Balance at the beginning of the period			350,519
Changes in estimated fair value			(109,522)
Balance at the end of the period	95,741		95,741
Warrants | Redeemable convertible preferred stock | Level 3 measurement
Changes in the fair value of preferred warrant liability
Balance at the beginning of the period				1,393,674	1,393,674	1,336,543
Amounts acquired or issued					(801,677)	101,707
Changes in estimated fair value					(241,478)	(44,576)
Balance at the end of the period					$ 350,519	$ 1,393,674